BANK LOANS - Short-term bank loans (Details)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 12,425,959	$ 1,709,869	¥ 12,451,481
Bank of Kunlun
BANK LOANS
Total short-term bank loans	843,487	116,068	950,000
Industry and Commercial Bank of China Due June 7, 2024 [Member]
BANK LOANS
Total short-term bank loans			10,000,000
Industry and Commercial Bank of China Due June 24, 2025 [Member]
BANK LOANS
Total short-term bank loans	10,000,000	1,376,046
Industry and Commercial Bank of China Due June 18, 2025 [Member]
BANK LOANS
Total short-term bank loans	476,381	65,552
China Construction Bank Due June 9, 2024 [Member]
BANK LOANS
Total short-term bank loans			¥ 1,501,481
China Construction Bank Due June 11, 2025 [Member]
BANK LOANS
Total short-term bank loans	¥ 1,106,091	$ 152,203